Share-based Compensation	12 Months Ended
Dec. 31, 2023
Share-based Compensation
Share-based Compensation

15.Share-based Compensation

In August 2012, the Group’s board of directors adopted the share incentive plan (“2012 Option Plan”). Under the 2012 Option Plan, the Group’s shareholders have authorized the issuance of up to 75,268,817 ordinary shares underlying all options (including incentive share options, or ISOs), restricted shares and restricted share units granted to a participant under the plan, or the awards. The 2012 Option Plan was amended in October 2012 to increase the maximum aggregate number of ordinary shares to 155,631,013 Shares. The 2012 Option Plan was amended in July 2014 to increase the maximum aggregate number of ordinary shares to 266,153,637 Shares.

In August 2018, the Group’s board of directors adopted the 2018 Share Incentive Plan (“2018 Plan”). The maximum aggregate number of shares which may be issued under the 2018 Plan shall initially be 2.0% of the total number of shares issued and outstanding immediately following the completion of IPO, plus an annual increase on the first day of each of the first five (5) complete fiscal years after the completion of IPO and during the term of this plan commencing with the fiscal year beginning January 1, 2019, by an amount equal to 2.0% of the total number of shares issued and outstanding on the last day of the immediately preceding fiscal year (excluding issued shares reserved for future option exercise and restricted share unit vesting).

15.Share-based Compensation (Continued)

Share Options

The options have a contractual term of ten years. The vesting date starts on the grant date or the commencement date of a participant’s employment agreement. The options vest 20% or 25% on each of the four or five anniversary dates of the vesting date and upon continued employment. In the event of termination of a participant’s employment, the unvested options shall be terminated immediately. The participant’s right to exercise the vested options shall be terminated 2 or 3 months after the termination of the employment.

The Group uses the binomial option pricing model and the following assumptions to estimate the fair value of the options at the date of granted. No options were granted during the year ended December 31, 2023.

	Year ended December 31
	2021	2022
Average risk-free rate of interest	1.47%	1.88%
Expected volatility	41.8%	41.6%
Dividend yield	0%	0%
Contractual term	10 years	10 years
Fair value of the underlying shares on the date of option grants	0.009-0.0508	0.0071

On November 6, 2018, the Board of Directors approved an option modification to reduce the exercise price of certain options granted to employees. All other terms of the share options granted remain unchanged. The modification resulted in incremental compensation cost of US$285,661, of which US$8,623, nil and nil was recorded during the years ended December 31, 2021, 2022 and 2023, respectively. Due to the termination of employment, the Group will not recognize the rest of unvested amount of the modified options.

The risk-free rate of interest is based on the US Treasury yield curve as of valuation date. Volatility is estimated based on annualized standard deviation of daily stock price return of comparable companies for the period before valuation date and with similar span as the expected expiration term. The Group has never declared or paid any cash dividends on its capital stock, and the Group does not anticipate any dividend payments in the foreseeable future.

A summary of the aggregate option activity and information regarding options outstanding as of December 31, 2023 is as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate	Weighted
	Number of	exercise	contractual	intrinsic	average grant
	options	price	term	value	date fair value
		US$		US$	US$
Outstanding on January 1, 2023	266,047,366	0.03	4.93	9,554	0.04
Granted	—
Forfeited	(42,114,713)	0.0002			0.04
Exercised	—
Outstanding on December 31, 2023	223,932,653	0.03	3.39	—	0.05
Options exercisable on December 31, 2023	212,595,852	0.04	3.20	—	0.04
Vested or expected to vest as of December 31, 2023	223,932,653	0.03	3.39	—	0.05

The weighted average grant date fair values of options granted during the years ended December 31, 2021 and 2022 were US$0.03 and US$0.01, respectively. No options were granted during the year ended December 31, 2023.

15.Share-based Compensation (Continued)

Share Options (Continued)

For the year ended December 31, 2021, 10,571,200 of options were exercised with an aggregate intrinsic value of US$66,014. For the year ended December 31, 2022, 2,097,750 of options were exercised with an aggregate intrinsic value of US$145. For the year ended December 31, 2023, no options were exercised.

For the years ended December 31, 2021, 2022 and 2023, excluding the incremental compensation cost resulted from the modification discussed above, the Group recognized share-based compensation expense of US$2,359,228, US$1,354,233 and US$704,462, respectively. As of December 31, 2023, there was US$185,753 in total unrecognized compensation cost related to non-vested stock options, which is expected to be recognized over a weighted-average period of 1.10 years.

Restricted Share Units

In 2021, 2022 and 2023, the Group granted nil, 5,714,200 and nil Restricted Share Units (“RSUs”). The RSUs have a contractual term of ten years and vest 25% on each anniversary over four years from the grant date. The vesting of these RSUs is conditioned on continued employment. Compensation expense based on fair value is amortized over the requisite service period of award using the straight line vesting attribution method.

A summary of the RSUs activity for the year ended December 31, 2023 is as follows:

	Number of restricted	Weighted average grant date
	shares	fair value
		US$
Unvested restricted shares outstanding at January 1, 2023	26,732,873	0.17
Granted	—
Vested	—
Forfeited	(5,469,900)	0.03
Unvested restricted shares outstanding at December 31, 2023	21,262,973	0.21
Expected to vest at December 31, 2023	21,262,973	0.21

The share-based compensation expense related to RSUs of US$1,348,468, US$466,395 and US$103 were recognized by the Group for the years ended December 31, 2021, 2022 and 2023, respectively.

As of December 31, 2023, there was no unrecognized compensation costs, net of actual forfeitures, related to unvested restricted shares.